INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Dilluted Income/(Loss) Per Share

Basic and diluted income/(loss) per share and per ADS for each of the years presented are calculated as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attributable to RISE Education Cayman Ltd—basic and diluted	53,923	(47,974)	142,958	20,792

Denominator:
Weighted average number of ordinary shares outstanding-basic	100,000,000	101,890,411	113,812,182	113,812,182
Weighted average number of ordinary shares outstanding- diluted	100,000,000	101,890,411	115,881,867	115,881,867

Basic income/(loss) per share	0.54	(0.47)	1.26	0.18
Diluted income/(loss) per share	0.54	(0.47)	1.23	0.18
Basic income/(loss) per ADS	1.08	(0.94)	2.51	0.37
Diluted income/(loss) per ADS	1.08	(0.94)	2.47	0.36